Fair Value Measurements - Gross components of purchases, sales, issuances and settlements (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	$ 1,206	$ 1,602	$ 5,636	$ 6,464
Sales	(6)	(55)	(261)	(302)
Issuances and Settlements	(365)	(707)	(2,715)	(5,332)
Purchases, Sales, Issuances and Settlements, Net	835	840	2,660	830
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Liabilities [Abstract]
Purchases	(101)	(73)	(421)	(272)
Sales	326	195	923	710
Issuances and Settlements	(690)	(357)	(509)	(1,929)
Purchases, Sales, Issuances and Settlements, Net	(465)	(235)	(7)	(1,491)
Transfers into Level 3 at end of reporting period, net gains (losses) not included in realized and unrealized gains and losses related to Level 3 for the period	7	(25)	(92)	17
Transfers out Level 3 at end of reporting period, net gains (losses) included in realized and unrealized gains and losses related to Level 3 for the period.	11	(39)	$ (142)	$ (19)
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Total net realized gains (losses)	Total net realized gains (losses)	Total net realized gains (losses)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Total net realized gains (losses)	Total net realized gains (losses)	Total net realized gains (losses)
Policyholder contract deposits
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Liabilities [Abstract]
Purchases	0	0	$ 0	$ 0
Sales	326	195	923	710
Issuances and Settlements	(10)	(74)	(21)	(390)
Purchases, Sales, Issuances and Settlements, Net	316	121	902	320
Derivative liabilities, net
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Liabilities [Abstract]
Purchases	(101)	(73)	(421)	(272)
Sales	0	0	0	0
Issuances and Settlements	(167)	59	(125)	48
Purchases, Sales, Issuances and Settlements, Net	(268)	(14)	(546)	(224)
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	123	(221)	(187)	80
Fortitude Re funds withheld payable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Liabilities [Abstract]
Purchases	0	0	0	0
Sales	0	0	0	0
Issuances and Settlements	(513)	(341)	(364)	(462)
Purchases, Sales, Issuances and Settlements, Net	(513)	(341)	(364)	(462)
Debt of consolidated investment entities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Liabilities [Abstract]
Purchases	0	0	0	0
Sales	0	0	0	0
Issuances and Settlements	0	(1)	1	(1,125)
Purchases, Sales, Issuances and Settlements, Net	0	(1)	1	(1,125)
Bonds available for sale
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	1,072	1,027	4,204	5,556
Sales	(6)	(55)	(135)	(285)
Issuances and Settlements	(237)	(483)	(1,941)	(4,043)
Purchases, Sales, Issuances and Settlements, Net	829	489	2,128	1,228
Bonds available for sale | Obligations of states, municipalities and political subdivisions
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	0	0	0	36
Sales	0	(55)	(60)	(212)
Issuances and Settlements	(2)	(1)	(35)	(166)
Purchases, Sales, Issuances and Settlements, Net	(2)	(56)	(95)	(342)
Bonds available for sale | Corporate debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	28	0	85	424
Sales	0	0	(39)	(36)
Issuances and Settlements	(14)	218	(205)	(279)
Purchases, Sales, Issuances and Settlements, Net	14	218	(159)	109
Bonds available for sale | RMBS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	167	108	377	637
Sales	0	0	0	(1)
Issuances and Settlements	(175)	(473)	(1,211)	(1,418)
Purchases, Sales, Issuances and Settlements, Net	(8)	(365)	(834)	(782)
Bonds available for sale | CMBS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	9	42	118	334
Sales	(6)	0	(9)	(15)
Issuances and Settlements	(3)	(32)	(71)	(66)
Purchases, Sales, Issuances and Settlements, Net	0	10	38	253
Bonds available for sale | CLO
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	10	53	514	923
Sales	0	0	(27)	0
Issuances and Settlements	11	(42)	(592)	(875)
Purchases, Sales, Issuances and Settlements, Net	21	11	(105)	48
Bonds available for sale | ABS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	858	824	3,110	3,202
Sales	0	0	0	(21)
Issuances and Settlements	(54)	(153)	173	(1,239)
Purchases, Sales, Issuances and Settlements, Net	804	671	3,283	1,942
Other bond securities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	40	336	758	328
Sales	0	0	(126)	(17)
Issuances and Settlements	(117)	42	72	(20)
Purchases, Sales, Issuances and Settlements, Net	(77)	378	704	291
Other bond securities | Obligations of states, municipalities and political subdivisions
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	1
Sales	0
Issuances and Settlements	0
Purchases, Sales, Issuances and Settlements, Net	1
Other bond securities | Corporate debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	0	19	29	86
Sales	0	0	(3)	0
Issuances and Settlements	(96)	58	132	49
Purchases, Sales, Issuances and Settlements, Net	(96)	77	158	135
Other bond securities | RMBS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	6	17	38	28
Sales	0	0	0	0
Issuances and Settlements	(3)	(5)	(14)	(20)
Purchases, Sales, Issuances and Settlements, Net	3	12	24	8
Other bond securities | CMBS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	0	0	0	0
Sales	0	0	0	(17)
Issuances and Settlements	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	0	0	0	(17)
Other bond securities | CLO
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	1	9	16	7
Sales	0	0	(123)	0
Issuances and Settlements	0	(9)	(24)	(47)
Purchases, Sales, Issuances and Settlements, Net	1	0	(131)	(40)
Other bond securities | ABS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	32	291	675	207
Sales	0	0	0	0
Issuances and Settlements	(18)	(2)	(22)	(2)
Purchases, Sales, Issuances and Settlements, Net	14	289	653	205
Equity securities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	24	0	22	2
Sales	0	0	0	0
Issuances and Settlements	0	1	1	(122)
Purchases, Sales, Issuances and Settlements, Net	24	1	23	(120)
Other Invested Assets
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	70	239	652	578
Sales	0	0	0	0
Issuances and Settlements	(11)	(267)	(847)	(1,147)
Purchases, Sales, Issuances and Settlements, Net	$ 59	$ (28)	$ (195)	$ (569)